RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Related Party Balances) (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Due to related party (Notes 13 and 18)	$ 464,000	$ 464,000
Bluesky LLC [Member]
Related Party Transaction [Line Items]
Due to related party (Notes 13 and 18)	$ 464,000	$ 464,000